Leases (Details) - Schedule of ROU assets and related lease liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of ROU assets and related lease liabilities [Abstract]
Operating lease ROU assets	¥ 200,403	$ 30,713	¥ 190,437
Current operating lease liability	86,233	$ 13,216	79,986
Non-current operating lease liability	103,526		103,252
Total operating leased liabilities	¥ 189,759		¥ 183,238